Preferred Stock	9 Months Ended
Sep. 30, 2018
Preferred Stock [Abstract]
Preferred Stock

5. Preferred Stock

Preferred stock as of as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Preferred stock:
Series B Preferred	$187,190	$146,649
Series C Preferred	94,358	76,096
Series D Preferred	1,159	6,672
Series E Preferred	43,387	33,900
Series E-1 Preferred	42,673	—

Total Preferred stock	$368,767	$263,317

The preferred stock is mandatorily redeemable and, as such, is presented as a liability on the condensed consolidated balance sheets. At each preferred stock dividend payment date, the Company has the option to pay the accrued dividends in cash or to defer them. Deferred dividends earn dividend income consistent with the underlying shares of preferred stock. The Company has elected to measure the value of its preferred stock using the fair value method. Under the fair value method, issuance costs are expensed as incurred.

On March 1, 2018, the Company entered into the Series E-1 Preferred Stock Investment Agreement (the “Series E-1 Investment Agreement”) with affiliates of Elliott Management Corporation (“Elliott”), pursuant to which the Company agreed to issue and sell to Elliott from time to time until July 30, 2018 (the “Termination Date”), an aggregate of up to 54,750 shares of a newly created class of preferred stock designated as Series E-1 Cumulative Redeemable Preferred Stock, par value $0.01 per share (“Series E-1 Preferred Stock”), at a purchase price of $1,000 per share for the first 17,500 shares of Series E-1 Preferred Stock, $960 per share for the next 18,228 shares of Series E-1Preferred Stock, and $920 per share for the final 19,022 shares of Series E-1 Preferred Stock. On March 1, 2018, the parties held an initial closing pursuant to which the Company issued and sold to Elliott 17,500 shares of Series E-1 Preferred Stock for an aggregate purchase price of $17.5 million. The proceeds of the sale of such shares of Series E-1Preferred Stock were used to provide working capital to support the Company’s current operations and future growth and to repay a portion of the indebtedness under the ABL Facility as required by the credit agreement governing that facility. On April 24, 2018, pursuant to the Series E-1 Investment Agreement with Elliott, the Company issued and sold to Elliott an additional 18,228 shares of Series E-1 Preferred Stock for an aggregate purchase price of $17.5 million. The proceeds of the sale of such shares of Series E-1 Preferred Stock were used to provide working capital to support the Company’s current operations and future growth and to repay a portion of the indebtedness under the ABL Facility as required by the credit agreement governing that facility. On August 3, 2018, in order to provide continued support to the Company’s operating needs, the Company and Elliott entered into Amendment No. 1 to the Series E-1 Investment Agreement and Termination of Equity Commitment Letter (the “Series E-1 Amendment”), which, among other things, extended the Termination Date from July 30, 2018 to November 30, 2018 for the remaining 19,022 shares available to issue and sell to Elliott for $17.5 million. On September 19, 2018, the Company and Elliott entered into Amendment No. 2 to the Series E-1 Investment Agreement which, among other things, further extended the Termination Date from November 30, 2018 to January 1, 2019 for the remaining 19,022 shares available to issue and sell to Elliott for $17.5 million.

Certain terms of the Series E-1 Preferred Stock are as follows:

Rank. The Series E-1 Preferred Stock, with respect to payment of dividends, redemption payments, rights (including as to the distribution of assets) upon liquidation, dissolution or winding up of the affairs of the Company, or otherwise, ranks (i) senior and prior to the Company’s common stock and other junior securities, and (ii) on parity with the Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock.

Liquidation Value. Each share of Series E-1 Preferred Stock has an initial liquidation preference equal to $1,000 per share, plus accrued and unpaid dividends on such share (the “Series E-1 Liquidation Value”).

Dividends. Dividends are cumulative from May 2, 2017, which was the date of the Company’s original issuance of shares of preferred stock to Elliott (such date, the “Original Issuance Date”), as a percentage of the Series E-1 Liquidation Value as and when declared by the Company’s Board of Directors and accrue and compound if not paid in cash. Dividends accrue daily and compound quarterly, subject to any adjustments for Triggering Events (as defined in the Series E-1 Certificate of Designations). The annual dividend rate for the shares of Series E-1 Preferred Stock is equal to the sum of (i) Adjusted LIBOR (as defined in the Series E-1 Certificate of Designations), plus (ii) 5.25% per annum, plus (iii) an additional rate of 8.5%. The dividend rate increases by 3.0% per annum above the rates described in the preceding sentence upon and during any Triggering Events. Holders of shares of Series E-1 Preferred Stock are not entitled to participate in dividends or distributions of any nature paid on or in respect of the Common Stock.

Redemption at Maturity. On the sixth anniversary of the Original Issuance Date, the Company will have the obligation to redeem all outstanding shares of Series E-1 Preferred Stock for cash at the Series E-1 Liquidation Value.

Optional Redemption. The Company may redeem the shares of Series E-1 Preferred Stock at any time. The redemption of shares of Series E-1 Preferred Stock shall be at a purchase price per share, payable in cash, equal to (i) in the case of a an optional redemption effected on or after the 24 month anniversary of the Original Issuance Date, the Series E-1 Liquidation Value, (ii) in the case of an optional redemption effected on or after the 12 month anniversary of the Original Issuance Date and prior to the 24 month anniversary of the Original Issuance Date, 103.5% of the Series E-1 Liquidation Value and (iii) in the case of an optional redemption effected prior to the 12 month anniversary of the Original Issuance Closing Date, 106.5% of the Series E-1 Liquidation Value.

Change of Control. Upon the occurrence of a Change of Control (as defined in the Series E-1 Certificate of Designations), the holders of Series E-1 Preferred Stock may require redemption by the Company of the Series E-1 Preferred Stock at a purchase price per share, payable in cash, equal to either (i) 106.5% of the Series E-1Liquidation Value if the Change of Control occurs prior to the 24 month anniversary of the Original Issuance Date, or (ii) the Series E-1 Liquidation Value if the Change of Control occurs after the 24 month anniversary of the Original Issuance Date.

Voting. The holders of Series E-1 Preferred Stock will generally not be entitled to vote on any matters submitted to a vote of the stockholders of the Company. So long as any shares of Series E-1 Preferred Stock are outstanding, the Company may not take certain actions without the prior approval of the Preferred Requisite Vote, voting as a separate class.

Certain Terms of the Preferred Stock

	Series B	Series C	Series D	Series E	Series E-1
Shares at $0.01 Par Value at Issuance	155,000	55,000	100	90,000	35,728

Shares Outstanding at September 30, 2018	155,000	55,000	100	37,500	35,728

Price per Share	$1,000	$1,000	$1.00	$1,000	$1,000/$960

Dividend Rate	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Right to participate equally and ratably in all cash dividends paid on common stock.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.

Dividend Rate at September 30, 2018	17.573%	17.573%	N/A	15.823%	15.823%

Redemption Term	8 Years	8 Years	8 Years	6 Years	6 Years

Redemption Rights	From Closing Date: 12-24 months: 105% 24-36 months: 103%	65% premium (subject to stock movement)		From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%	From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%

In connection with the repurchase of the Series F Preferred Stock and repurchase of a portion of the Series E Preferred Stock in the third quarter of 2017, the Company recorded a loss of $6.0 million reported in loss from debt extinguishment in the statement of operations.

The Company incurred $1.1 million of issuance costs for the nine months ended September 30, 2018, associated with the issuance of the Series E-1 Preferred Stock. The issuance costs are reflected in interest expense - preferred stock. The change in the fair value of the preferred stock, as indicated in Note 6, is reflected in interest expense - preferred stock.